UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2010

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.32%
	Aerospace & Defense - 1.24%
632,500	Ladish, Inc. (a)	$14,370,400
840,000	Teledyne Technologies, Inc. (a)	32,407,200
		46,777,600
	Beverages - 0.98%
985,000	Dr. Pepper Snapple Group, Inc.	36,829,150
	Building Products - 0.90%
1,965,000	Quanex Building Products Corp. (b)(c)	33,974,850
	Capital Markets - 5.11%
370,722	Artio Global Investments, Inc.	5,835,164
375,000	Cohen & Steers, Inc. (c)	7,777,500
1,103,600	Epoch Holding Corp. (c)	13,541,172
185,619	Evercore Partners, Inc.	4,334,204
368,000	Gamco Investors, Inc. (b)(c)	13,689,600
357,960	Greenhill & Co, Inc. (c)	21,882,095
1,285,000	Invesco Ltd. (c)	21,626,550
324,408	Investment Technology Group, Inc. (a)	5,209,992
667,500	Jefferies Group, Inc. (c)	14,070,900
840,000	Legg Mason, Inc.	23,545,200
400,000	Piper Jaffray Companies (a)(c)	12,888,000
415,000	Pzena Investment Management, Inc. (a)	2,643,550
1,382,500	SWS Group, Inc.	13,133,750
2,732	Teton Advisors, Inc. (a)(c)	24,590
1,470,000	Waddell & Reed Financial, Inc.	32,163,600
		192,365,867
	Chemicals - 3.91%
912,400	Arch Chemicals, Inc.	28,047,176
830,000	Ashland, Inc.	38,528,600
1,375,000	Koppers Holdings, Inc. (b)	30,910,000
1,337,500	W.R. Grace & Co. (a)	28,141,000
1,234,500	Zep, Inc. (b)	21,529,680
		147,156,456
	Commercial Banks - 2.52%
550,000	Danvers Bancorp, Inc.	7,947,500
625,500	Iberiabank Corp.	32,200,740
965,000	MB Financial, Inc.	17,746,350
1,110,000	Wintrust Financial Corp.	37,007,400
		94,901,990
	Commercial Services & Supplies - 0.74%
1,045,000	Covanta Holding Corp. (a)	17,336,550
664,000	Standard Parking Corp. (a)	10,511,120
		27,847,670
	Computers & Peripherals - 0.42%
1,307,500	NCR Corp. (a)(c)	15,846,900
	Construction & Engineering - 6.05%
1,357,500	AECOM Technology Corp. (a)	31,303,950
1,452,500	Chicago Bridge & Iron Co. (a)	27,321,525
1,202,500	Foster Wheeler AG (a)	25,324,650
1,152,500	Granite Construction, Inc. (c)	27,175,950
1,425,000	Layne Christensen Co. (a)(b)	34,584,750
1,695,000	Quanta Services, Inc. (a)(c)	35,001,750
1,067,500	Shaw Group, Inc. (a)	36,529,850
260,000	URS Corp. (a)	10,231,000
		227,473,425

	Construction Materials - 0.87%
1,107,500	Texas Industries, Inc. (c)	32,715,550
	Containers & Packaging - 0.31%
432,500	Bemis, Inc.	11,677,500
	Diversified Consumer Services - 0.18%
595,000	Mac-Gray Corp.	6,628,300
	Diversified Financial Services - 1.35%
1,544,000	MarketAxess Holdings, Inc. (c)	21,291,760
1,545,000	PHH Corp. (a)	29,416,800
		50,708,560
	Electric Utilities - 1.77%
892,500	ITC Holdings Corp.	47,222,175
897,500	Westar Energy, Inc.	19,394,975
		66,617,150
	Electrical Equipment - 3.52%
1,040,000	Acuity Brands, Inc. (c)	37,835,200
947,500	AZZ, Inc. (b)	34,839,575
845,000	General Cable Corp. (a)(c)	22,519,250
665,000	Regal Beloit Corp.	37,093,700
		132,287,725
	Energy Equipment & Services - 3.92%
1,055,000	Dresser-Rand Group, Inc. (a)	33,285,250
310,000	Dril-Quip, Inc. (a)(c)	13,646,200
855,000	Exterran Holdings, Inc. (a)(c)	22,067,550
1,040,000	Lufkin Industries, Inc. (c)	40,549,600
1,582,500	Natural Gas Services Group, Inc. (a)(b)	23,943,225
1,882,000	Willbros Group, Inc. (a)	13,926,800
		147,418,625
	Food Products - 4.65%
1,312,500	Flowers Foods, Inc. (c)	32,064,375
260,000	The J.M. Smucker Co.	15,657,200
1,117,500	Lance, Inc.	18,427,575
505,000	Ralcorp Holdings, Inc. (a)	27,674,000
1,340,100	Tootsie Roll Industries, Inc. (c)	31,693,365
1,080,000	TreeHouse Foods, Inc. (a)	49,312,800
		174,829,315
	Gas Utilities - 0.46%
405,000	South Jersey Industries, Inc.	17,398,800
	Health Care Equipment & Supplies - 1.76%
470,000	Carefusion Corp. (a)	10,669,000
1,830,000	Hill-Rom Holdings, Inc.	55,686,900
		66,355,900
	Health Care Providers & Services - 2.91%
1,655,000	AmerisourceBergen Corp. (c)	52,546,250
390,000	Emeritus Corp. (a)(c)	6,360,900
675,000	Patterson Companies, Inc. (c)	19,257,750
2,125,000	Pharmerica Corp. (a)(b)	31,152,500
		109,317,400
	Hotels, Restaurants & Leisure - 4.67%
6,025,000	Denny's Corp. (a)(b)(c)	15,665,000
913,500	DineEquity, Inc. (a)(b)(c)	25,504,920
1,695,000	Gaylord Entertainment Co. (a)(c)	37,442,550
2,195,000	Marcus Corp. (b)	20,764,700
1,567,500	Orient-Express Hotels Ltd. (a)(c)	11,599,500
1,090,000	Vail Resorts, Inc. (a)(c)	38,051,900
1,327,500	Wyndham Worldwide Corp.	26,735,850
		175,764,420

	Household Durables - 1.20%
1,605,000	D.R. Horton, Inc.	15,777,150
1,555,000	Pulte Group, Inc. (a)	12,875,400
1,010,000	Toll Brothers, Inc. (a)	16,523,600
		45,176,150
	Industrial Conglomerates - 0.85%
1,475,000	McDermott International, Inc. (a)	31,948,500
	Insurance - 4.41%
1,093,500	Hanover Insurance Group, Inc. (c)	47,458,500
1,670,000	HCC Insurance Holdings, Inc.	41,411,100
790,000	Meadowbrook Insurance Group, Inc.	6,817,700
192,500	PartnerRe Ltd.	13,501,950
752,500	Reinsurance Group of America, Inc.	34,396,775
850,000	W.R. Berkley Corp.	22,491,000
		166,077,025
	IT Services - 1.76%
1,260,000	Broadridge Financial Solutions, Inc.	24,003,000
295,000	Corelogic, Inc.	5,209,700
1,247,500	Wright Express Corp. (a)	37,050,750
		66,263,450
	Machinery - 18.36%
1,000,000	Ampco-Pittsburgh Corp. (b)	20,830,000
806,000	Bucyrus International, Inc. (c)	38,244,700
1,080,000	CIRCOR International, Inc. (b)	27,626,400
2,460,000	Colfax Corp. (a)(b)	25,608,600
1,147,500	EnPro Industries, Inc. (a)(b)	32,302,125
2,995,800	Federal Signal Corp.	18,094,632
322,000	Flowserve Corp. (c)	27,305,600
900,000	Gardner Denver, Inc. (c)	40,242,475
1,990,000	Greenbrier Companies, Inc. (a)(b)	22,288,000
997,500	John Bean Technologies Corp.	15,211,875
611,500	Joy Global, Inc.	30,630,035
1,120,000	Kaydon Corp.	36,803,200
1,036,500	LB Foster Co. (a)(b)	26,866,080
3,570,000	Mueller Water Products, Inc.	13,244,700
1,310,000	RBC Bearings, Inc. (a)(b)	37,976,900
1,502,500	Robbins & Myers, Inc.	32,664,350
955,000	Sun Hydraulics Corp. (b)(c)	22,404,300
1,370,000	Tennant Co. (b)	46,333,400
1,000,000	Terex Corp. (a)	18,740,000
2,117,500	Titan International, Inc. (b)(c)	21,111,475
1,470,000	Trinity Industries, Inc. (c)	26,048,400
419,166	Valmont Industries, Inc.	30,456,602
1,080,000	Wabtec Corp.	43,081,200
1,280,000	Watts Water Technologies, Inc. - Class A	36,684,800
		690,799,849
	Media - 0.34%
650,000	Madison Square Garden, Inc. (a)	12,785,500
	Metals & Mining - 4.32%
1,537,500	AMCOL International Corp. (c)	36,131,250
1,192,500	Brush Engineered Materials, Inc. (a)(b)	23,826,150
745,000	Haynes International, Inc. (b)	22,968,350
863,500	Kaiser Aluminum Corp.	29,937,545
732,500	Universal Stainless & Alloy Products, Inc. (a)(b)	11,712,675
624,000	Walter Energy, Inc.	37,970,400
		162,546,370
	Multiline Retail - 0.44%
2,165,000	Saks, Inc. (a)(c)	16,432,350
	Multi-Utilities - 0.34%
540,000	Vectren Corp.	12,776,400
	Oil, Gas & Consumable Fuels - 6.19%
502,500	Alpha Natural Resources, Inc. (a)	17,019,675
545,000	Berry Petroleum Co.	14,017,400
1,167,500	Carrizo Oil & Co, Inc. (a)	18,131,275
1,067,500	Comstock Resources, Inc. (a)	29,591,100
625,000	Contango Oil & Gas Company (a)	27,968,750
577,500	Continental Resources, Inc. (a)(c)	25,768,050
2,402,500	Exco Resources, Inc.	35,100,525
1,833,000	Petrohawk Energy Corp. (a)	31,106,010
850,000	Range Resources Corp.	34,127,500
		232,830,285
	Paper & Forest Products - 1.75%
305,000	Clearwater Paper Corp. (a)	16,701,800
447,000	Deltic Timber Corp. (c)	18,684,600
1,220,400	Neenah Paper, Inc. (b)	22,333,320
1,202,500	Wausau Paper Corp. (a)	8,140,925
		65,860,645
	Personal Products - 0.45%
497,500	NBTY, Inc. (a)	16,919,975
	Pharmaceuticals - 0.85%
542,500	Perrigo Co.	32,045,475
	Professional Services - 0.08%
435,000	GP Strategies Corp. (a)	3,139,950
	Real Estate Investment Trusts (REITs) - 0.45%
1,035,000	Walter Investment Management Corp.	16,922,250
	Real Estate Management & Development - 0.62%
1,287,500	Forestar Group, Inc. (a)	23,123,500
	Road & Rail - 3.33%
518,000	Amerco (a)	28,515,900
1,385,000	Genesee & Wyoming, Inc. (a)	51,581,075
1,030,000	Kansas City Southern (a)	37,440,500
208,000	Providence & Worcester Railroad Co.	2,527,200
515,000	RailAmerica, Inc. (a)	5,108,800
		125,173,475
	Specialty Retail - 1.74%
1,547,500	Midas Group, Inc. (a)(b)	11,869,325
714,000	PetSmart, Inc.	21,541,380
3,355,000	Sally Beauty Holdings, Inc. (a)(c)	27,510,990
414,400	Stage Stores, Inc.	4,425,792
		65,347,487
	Textiles, Apparel & Luxury Goods - 0.96%
1,767,500	Maidenform Brands, Inc. (a)(b)	35,986,300
	Thrifts & Mortgage Finance - 3.00%
170,398	BankFinancial Corp.	1,416,007
560,000	Beneficial Mutual Bancorp, Inc. (a)	5,532,800
1,045,000	Brookline Bancorp, Inc.	9,279,600
1,777,500	First Niagara Financial Group, Inc.	22,272,075
1,091,500	Home Federal Bancorp, Inc. (b)	13,785,645
2,440,000	NewAlliance Bancshares, Inc.	27,352,400
140,000	Oritani Financial Corp. (c)	1,400,000
1,380,000	Provident Financial Services, Inc.	16,132,200
1,795,000	Westfield Financial, Inc. (b)	14,952,350
70,000	ViewPoint Financial Group, Inc.	692,503
		112,815,580

	Trading Companies & Distributors - 0.64%
1,095,000	Kaman Corp.	24,221,400
	Total Common Stocks (Cost $4,090,017,465)	$3,774,085,069

Principal
Amount
	INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING - 2.16%
$ 76,886,000	Credit Suisse First Boston Repurchase Agreement, (Dated 06/30/2010), 0.84%,
	due 07/01/2010, (Repurchased proceeds $76,887,778); [Collateralized by
	$78,425,533, in various Fannie Mae Pools with interest rates from 4.50% to 7.50% and
	maturity date ranges of 03/01/13 to 6/01/36 (Market Value $78,103,057)]	$76,886,000
Shares
543,152	Goldman Sachs Financial Square Money Market Fund, 0.18%	543,152
1,895,482	DWS Money Market Fund - Institutional Series, 0.19%	1,895,482
1,990,048	HSBC Investment Prime Money Market Fund, 0.20%	1,990,048
191,623	JPMorgan Prime Money Market Fund, 0.17%	191,623
	Total Investments Purchased With Cash Proceeds From Securities Lending (Cost $81,506,305)	$81,506,305

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
671	Fidelity Government Portfolio, 0.040%	$671
	Total Short Term Investments (Cost $671)	$671

	Total Investments (Cost $4,171,524,441) - 102.48%	$3,855,592,045
	Liabilities in Excess of Other Assets - (2.48)%	(93,406,792)
	TOTAL NET ASSETS - 100.00%	$3,762,185,253

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Affiliated issuer. See Note 2 in the Notes to the Schedule of Investments
(c)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.02%
	Beverages - 1.09%
21,500	Dr. Pepper Snapple Group, Inc.	$803,885
	Building Products - 0.81%
20,000	Owens Corning (a)	598,200
	Capital Markets - 6.08%
52,000	Duff & Phelps Corp. - Class A	656,760
70,000	Epoch Holding Corp.	858,900
22,000	Lazard Ltd.	587,620
24,000	Legg Mason, Inc.	672,720
82,000	Pzena Investment Management, Inc. (a)	522,340
60,000	Safeguard Scientifics, Inc. (a)	633,600
13,000	Stifel Financial Corp. (a)	564,070
		4,496,010
	Chemicals - 4.91%
19,000	Ashland, Inc.	881,980
11,000	FMC Corp.	631,730
57,000	Solutia, Inc. (a)	746,700
34,500	W.R. Grace & Co. (a)	725,880
37,000	Zep, Inc.	645,280
		3,631,570
	Commercial Banks - 1.07%
23,500	CIT Group, Inc. (a)	795,710
	Commercial Services & Supplies - 0.72%
32,000	Covanta Holding Corp. (a)	530,880
	Computers & Peripherals - 1.77%
53,000	NCR Corp. (a)	642,360
22,000	Teradata Corp. (a)	670,560
		1,312,920
	Construction & Engineering - 5.13%
26,000	AECOM Technology Corp. (a)	599,560
38,000	Chicago Bridge & Iron Co. (a)	714,780
28,000	Foster Wheeler AG (a)	589,680
24,500	Granite Construction, Inc.	577,710
32,000	Quanta Services, Inc. (a)	660,800
19,000	Shaw Group, Inc. (a)	650,180
		3,792,710
	Construction Materials - 1.61%
8,000	Martin Marietta Materials, Inc.	678,480
17,500	Texas Industries, Inc.	516,950
		1,195,430
	Consumer Finance - 1.06%
56,000	Discover Financial Services	782,880
	Containers & Packaging - 1.52%
12,000	AptarGroup, Inc.	453,840
25,000	Bemis, Inc.	675,000
		1,128,840
	Diversified Financial Services - 1.84%
2,800	CME Group, Inc.	788,340
30,000	PHH Corp. (a)	571,200
		1,359,540

	Electric Utilities - 0.89%
12,500	ITC Holdings Corp.	661,375
	Electrical Equipment - 1.49%
15,000	Acuity Brands, Inc.	545,700
16,000	Thomas & Betts Corp. (a)	555,200
		1,100,900
	Energy Equipment & Services - 3.51%
15,500	Dril-Quip, Inc. (a)	682,310
29,000	Exterran Holdings, Inc. (a)	748,490
26,000	Halliburton Co.	638,300
71,000	Willbros Group, Inc. (a)	525,400
		2,594,500
	Gas Utilities - 1.05%
17,000	National Fuel Gas Co.	779,960
	Health Care Equipment & Supplies - 1.67%
28,000	Carefusion Corp. (a)	635,600
15,000	Covidien Plc	602,700
		1,238,300
	Health Care Providers & Services - 3.47%
48,000	Accretive Health, Inc. (a)	635,040
20,000	AmerisourceBergen Corp.	635,000
21,500	Cardinal Health, Inc.	722,615
10,500	Henry Schein, Inc. (a)	576,450
		2,569,105
	Hotels, Restaurants & Leisure - 4.94%
255,000	Denny's Corp. (a)	663,000
26,500	DineEquity, Inc. (a)	739,880
27,000	Gaylord Entertainment Co. (a)	596,430
60,000	MGM Resorts International (a)	578,400
70,000	Orient-Express Hotels Ltd. (a)	518,000
16,000	Vail Resorts, Inc. (a)	558,560
		3,654,270
	Household Durables - 4.06%
63,000	D.R. Horton, Inc.	619,290
25,000	Jarden Corp.	671,750
6,500	National Presto Industries, Inc.	603,590
65,000	Pulte Group, Inc. (a)	538,200
35,000	Toll Brothers, Inc. (a)	572,600
		3,005,430
	Household Products - 1.68%
83,000	Cellu Tissue Holdings, Inc. (a)	644,910
46,000	Orchids Paper Products Co. (a)	598,000
		1,242,910
	Industrial Conglomerates - 0.94%
32,000	McDermott International, Inc. (a)	693,120
	Insurance - 3.21%
23,000	Arthur J. Gallagher & Co.	560,740
150,000	CNO Financial Group, Inc. (a)	742,500
55,000	Genworth Financial, Inc. (a)	718,850
5,000	PartnerRe Ltd.	350,700
		2,372,790
	IT Services - 2.11%
36,500	Broadridge Financial Solutions, Inc.	695,325
49,000	Corelogic, Inc.	865,340
		1,560,665
	Machinery - 13.08%
14,000	Bucyrus International, Inc.	664,300
60,000	Colfax Corp. (a)	624,600
24,000	EnPro Industries, Inc. (a)	675,600

113,000	Federal Signal Corp.	682,520
7,500	Flowserve Corp.	636,000
55,000	Greenbrier Companies, Inc. (a)	616,000
22,000	Harsco Corp.	517,000
41,000	John Bean Technologies Corp.	625,250
12,500	Joy Global, Inc.	626,125
14,800	LB Foster Co. (a)	383,616
65,000	Manitowoc, Inc.	594,100
115,000	Mueller Water Products, Inc.	426,650
21,000	Tennant Co.	710,220
33,000	Terex Corp. (a)	618,420
62,000	Titan International, Inc.	618,140
37,000	Trinity Industries, Inc.	655,640
		9,674,181
	Media - 1.78%
110,000	Belo Corp. (a)	625,900
35,000	Madison Square Garden, Inc. (a)	688,450
		1,314,350
	Metals & Mining - 1.77%
17,500	Kaiser Aluminum Corp.	606,725
11,500	Walter Energy, Inc.	699,775
		1,306,500
	Multiline Retail - 0.75%
73,000	Saks, Inc. (a)	554,070
	Multi-Utilities - 0.82%
12,000	Wisconsin Energy Corp.	608,880
	Oil, Gas & Consumable Fuels - 5.57%
19,000	Consol Energy, Inc.	641,440
18,500	Continental Resources, Inc. (a)	825,470
45,000	Exco Resources, Inc.	657,450
46,000	Oasis Petroleum, Inc. (a)	667,000
35,000	Petrohawk Energy Corp. (a)	593,950
60,000	Resolute Energy Corp. (a)	734,400
		4,119,710
	Paper & Forest Products - 1.26%
17,000	Clearwater Paper Corp. (a)	930,920
	Personal Products - 0.96%
21,000	NBTY, Inc. (a)	714,210
	Pharmaceuticals - 1.32%
16,500	Perrigo Co.	974,655
	Real Estate Investment Trusts (REITs) - 1.33%
60,000	Walter Investment Management Corp.	981,000
	Real Estate Management & Development - 0.95%
39,000	Forestar Group, Inc. (a)	700,440
	Road & Rail - 2.72%
20,000	Genesee & Wyoming, Inc. (a)	746,200
18,000	Kansas City Southern (a)	654,300
62,000	RailAmerica, Inc. (a)	615,040
		2,015,540
	Software - 0.99%
21,000	Intuit, Inc. (a)	730,170
	Specialty Retail - 2.71%
52,000	Foot Locker, Inc.	656,240
24,000	PetSmart, Inc.	724,080
32,000	Radioshack Corp.	624,320
		2,004,640

	Thrifts & Mortgage Finance - 3.88%
45,000	First Niagara Financial Group, Inc.	563,850
85,000	MGIC Investment Corp. (a)	585,650
52,000	Northwest Bancshares, Inc.	596,440
50,000	Oritani Financial Corp.	500,000
33,000	Territorial Bancorp, Inc.	625,350
		2,871,290
	Water Utilities - 0.50%
18,000	American Water Works Co., Inc.	370,800
	Total Common Stocks (Cost $70,075,982)	$71,773,256

	EXCHANGE TRADED FUNDS - 0.87%
	Banks - 0.87%
28,000	SPDR KBW Regional Banking ETF	$646,520
	Total Exchange Traded Funds (Cost $630,665)	$646,520

	WARRANTS - 1.96%
Contracts	Diversified Financial Services - 1.96%
95,000	Bank of America Corp.
	Expiration: January 16, 2019, Excercise Price: $13.30 (a)	$726,750
57,000	JPMorgan Chase & Co.
	Expiration: October 28, 2018, Excercise Price: $42.42 (a)	720,480
		1,447,230
	Total Warrants (Cost $1,663,321)	$1,447,230

	SHORT TERM INVESTMENTS - 0.63%
Shares	Money Market Funds - 0.63%
468,163	Fidelity Government Portfolio, 0.04%	$468,163
	Total Short Term Investments (Cost $468,163)	$468,163

	Total Investments (Cost $72,838,131) - 100.48%	$74,335,169
	Liabilities in Excess of Other Assets - (0.48)%	(355,093)
	TOTAL NET ASSETS - 100.00%	$73,980,076

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.05%
	Aerospace & Defense - 2.20%
29,000	ITT Corp.	$1,302,680
	Beverages - 2.30%
36,500	Dr. Pepper Snapple Group, Inc.	1,364,735
	Capital Markets - 8.07%
35,000	Ameriprise Financial, Inc.	1,264,550
80,000	Invesco Ltd.	1,346,400
34,000	Lazard Ltd.	908,140
45,000	Legg Mason, Inc.	1,261,350
		4,780,440
	Chemicals - 4.27%
27,600	Ashland, Inc.	1,281,192
21,700	FMC Corp.	1,246,231
		2,527,423
	Commercial Banks - 3.76%
18,442	BOK Financial Corp.	875,442
40,000	CIT Group, Inc. (a)	1,354,400
		2,229,842
	Construction & Engineering - 3.98%
61,500	Quanta Services, Inc. (a)	1,269,975
31,700	Shaw Group, Inc. (a)	1,084,774
		2,354,749
	Construction Materials - 2.08%
14,500	Martin Marietta Materials, Inc.	1,229,745
	Consumer Finance - 1.49%
63,000	Discover Financial Services	880,740
	Diversified Financial Services - 3.58%
4,000	CME Group, Inc.	1,126,200
51,000	Leucadia National Corp. (a)	995,010
		2,121,210
	Electric Utilities - 1.53%
17,100	ITC Holdings Corp.	904,761
	Energy Equipment & Services - 4.23%
26,000	FMC Technologies, Inc. (a)	1,369,160
28,000	Unit Corp. (a)	1,136,520
		2,505,680
	Food Products - 1.62%
17,500	Ralcorp Holdings, Inc. (a)	959,000
	Gas Utilities - 5.07%
30,000	National Fuel Gas Co.	1,376,400
35,700	Questar Corp.	1,623,993
		3,000,393
	Health Care Equipment & Supplies - 1.02%
20,200	Dentsply International, Inc.	604,182
	Health Care Providers & Services - 5.68%
44,500	AmerisourceBergen Corp.	1,412,875
27,700	Cardinal Health, Inc.	930,997
18,600	Henry Schein, Inc. (a)	1,021,140
		3,365,012
	Hotels, Restaurants & Leisure - 3.24%
125,000	MGM Resorts International (a)	1,205,000
35,600	Wyndham Worldwide Corp.	716,984
		1,921,984

	Household Durables - 2.44%
94,000	D.R. Horton, Inc.	924,020
32,000	Toll Brothers, Inc. (a)	523,520
		1,447,540
	Industrial Conglomerates - 1.35%
37,000	McDermott International, Inc. (a)	801,420
	Insurance - 7.27%
74,000	Genworth Financial, Inc. (a)	967,180
40,000	HCC Insurance Holdings, Inc.	990,400
16,900	PartnerRe Ltd.	1,185,366
44,000	W.R. Berkley Corp.	1,164,240
		4,307,186
	IT Services - 8.06%
56,000	Broadridge Financial Solutions, Inc.	1,066,800
67,500	Corelogic, Inc.	1,192,050
52,000	Fidelity National Information Services, Inc.	1,394,640
35,900	Lender Processing Services, Inc.	1,124,029
		4,777,519
	Machinery - 4.13%
33,900	Ingersoll-Rand Plc	1,169,211
25,500	Joy Global, Inc.	1,277,295
		2,446,506
	Metals & Mining - 1.58%
15,400	Walter Energy, Inc.	937,090
	Multiline Retail - 2.14%
30,450	Dollar Tree, Inc. (a)	1,267,633
	Multi-Utilities - 1.88%
22,000	Wisconsin Energy Corp.	1,116,280
	Oil, Gas & Consumable Fuels - 4.16%
29,500	Consol Energy, Inc.	995,920
35,500	Petrohawk Energy Corp. (a)	602,435
21,500	Range Resources Corp.	863,225
		2,461,580
	Personal Products - 1.78%
31,000	NBTY, Inc. (a)	1,054,310
	Pharmaceuticals - 2.22%
22,300	Perrigo Co.	1,317,261
	Road & Rail - 2.32%
37,800	Kansas City Southern (a)	1,374,030
	Specialty Retail - 3.61%
17,000	Advance Auto Parts, Inc.	853,060
42,600	PetSmart, Inc.	1,285,242
		2,138,302
	Textiles, Apparel & Luxury Goods - 1.18%
29,000	Hanesbrands, Inc. (a)	697,740
	Water Utilities - 1.81%
52,000	American Water Works Co., Inc.	1,071,200
	Total Common Stocks (Cost $52,516,094)	$59,268,173

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
173	Fidelity Government Portfolio, 0.040%	$173
	Total Short Term Investments (Cost $173)	$173

	Total Investments (Cost $52,516,267) - 100.05%	$59,268,346
	Liabilities in Excess of Other Assets - (0.05)%	(29,460)
	TOTAL NET ASSETS - 100.00%	$59,238,886

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.19%
	Aerospace & Defense - 1.31%
20,000	ITT Corp.	$898,400
	Beverages - 2.07%
38,000	Dr. Pepper Snapple Group, Inc.	1,420,820
	Building Products - 1.07%
24,500	Owens Corning (a)	732,795
	Capital Markets - 7.00%
112,000	Epoch Holding Corp.	1,374,240
48,000	Invesco Ltd.	807,840
35,000	Legg Mason, Inc.	981,050
102,000	Pzena Investment Management, Inc. (a)	649,740
23,000	Stifel Financial Corp. (a)	997,970
		4,810,840
	Chemicals - 5.51%
22,000	Ashland, Inc.	1,021,240
19,000	FMC Corp.	1,091,170
28,500	Koppers Holdings, Inc.	640,680
59,000	Zep, Inc.	1,028,960
		3,782,050
	Commercial Banks - 1.58%
32,000	CIT Group, Inc. (a)	1,083,520
	Computers & Peripherals - 2.85%
61,000	NCR Corp. (a)	739,320
40,000	Teradata Corp. (a)	1,219,200
		1,958,520
	Construction & Engineering - 6.40%
34,000	AECOM Technology Corp. (a)	784,040
57,000	Chicago Bridge & Iron Co. (a)	1,072,170
35,000	Foster Wheeler AG (a)	737,100
41,000	Quanta Services, Inc. (a)	846,650
28,000	Shaw Group, Inc. (a)	958,160
		4,398,120
	Construction Materials - 2.31%
10,000	Martin Marietta Materials, Inc.	848,100
25,000	Texas Industries, Inc.	738,500
		1,586,600
	Electrical Equipment - 2.79%
25,000	Acuity Brands, Inc.	909,500
18,000	Regal Beloit Corp.	1,004,040
		1,913,540
	Energy Equipment & Services - 1.38%
21,500	Dril-Quip, Inc. (a)	946,430
	Gas Utilities - 1.40%
21,000	National Fuel Gas Co.	963,480
	Health Care Equipment & Supplies - 2.46%
31,000	Carefusion Corp. (a)	703,700
24,500	Covidien Plc	984,410
		1,688,110
	Health Care Providers & Services - 4.86%
40,000	AmerisourceBergen Corp.	1,270,000
33,000	Cardinal Health, Inc.	1,109,130
17,500	Henry Schein, Inc. (a)	960,750
		3,339,880

	Hotels, Restaurants & Leisure - 5.20%
40,500	DineEquity, Inc. (a)	1,130,760
88,000	MGM Resorts International (a)	848,320
82,000	Orient-Express Hotels Ltd. (a)	606,800
49,000	Wyndham Worldwide Corp.	986,860
		3,572,740
	Household Durables - 3.59%
83,000	D.R. Horton, Inc.	815,890
107,000	Pulte Group, Inc. (a)	885,960
46,500	Toll Brothers, Inc. (a)	760,740
		2,462,590
	Household Products - 1.82%
62,000	Cellu Tissue Holdings, Inc. (a)	481,740
59,000	Orchids Paper Products Co. (a)	767,000
		1,248,740
	Industrial Conglomerates - 2.95%
48,000	McDermott International, Inc. (a)	1,039,680
28,000	Tyco International Ltd.	986,440
		2,026,120
	Insurance - 3.24%
15,000	Ace Ltd.	772,200
9,000	PartnerRe Ltd.	631,260
31,000	W.R. Berkley Corp.	820,260
		2,223,720
	IT Services - 3.10%
53,000	Broadridge Financial Solutions, Inc.	1,009,650
63,500	Corelogic, Inc.	1,121,410
		2,131,060
	Machinery - 4.27%
7,000	Flowserve Corp.	593,600
20,000	Joy Global, Inc.	1,001,800
30,000	LB Foster Co. (a)	777,600
150,000	Mueller Water Products, Inc.	556,500
		2,929,500
	Media - 0.97%
34,000	Madison Square Garden, Inc. (a)	668,780
	Metals & Mining - 3.71%
38,000	AMCOL International Corp.	893,000
25,000	Kaiser Aluminum Corp.	866,750
13,000	Walter Energy, Inc.	791,050
		2,550,800
	Multiline Retail - 2.14%
51,000	Dillards, Inc.	1,096,500
9,000	Dollar Tree, Inc. (a)	374,670
		1,471,170
	Oil, Gas & Consumable Fuels - 8.35%
28,500	Continental Resources, Inc. (a)	1,271,670
36,000	Encana Corp.	1,092,240
74,000	Exco Resources, Inc.	1,081,140
48,000	Petrohawk Energy Corp. (a)	814,560
14,000	Range Resources Corp.	562,100
50,000	Williams Companies, Inc.	914,000
		5,735,710
	Paper & Forest Products - 1.63%
20,500	Clearwater Paper Corp. (a)	1,122,580
	Personal Products - 1.29%
26,000	NBTY, Inc. (a)	884,260

	Pharmaceuticals - 1.50%
17,500	Perrigo Co.	1,033,725
	Real Estate Investment Trusts (REITs) - 1.74%
73,000	Walter Investment Management Corp.	1,193,550
	Real Estate Management & Development - 1.65%
63,000	Forestar Group, Inc. (a)	1,131,480
	Road & Rail - 3.62%
35,000	Genesee & Wyoming, Inc. (a)	1,305,850
17,000	Union Pacific Corp.	1,181,670
		2,487,520
	Specialty Retail - 3.03%
35,000	PetSmart, Inc.	1,055,950
125,000	Sally Beauty Holdings, Inc. (a)	1,025,000
		2,080,950
	Thrifts & Mortgage Finance - 0.80%
48,000	Northwest Bancshares, Inc.	550,560
	Water Utilities - 0.60%
20,000	American Water Works Co., Inc.	412,000
	Total Common Stocks (Cost $63,877,109)	$67,440,660

	WARRANTS - 2.16%
Contracts	Diversified Financial Services - 2.16%
95,000	Bank of America Corp.
	Expiration: January 16, 2019, Excercise Price: $13.30 (a)	$726,750
60,000	JPMorgan Chase & Co.
	Expiration: October 28, 2018, Excercise Price: $42.42 (a)	758,400
	Total Warrants (Cost $1,703,084)	$1,485,150

	SHORT TERM INVESTMENTS - 0.00%
Shares	Money Market Funds - 0.00%
41	Fidelity Government Portfolio, 0.040%	$41
	Total Short Term Investments (Cost $41)	$41

	Total Investments (Cost $65,580,234) - 100.35%	$68,925,851
	Liabilities in Excess of Other Assets - (0.35)%	(238,711)
	TOTAL NET ASSETS - 100.00%	$68,687,140

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.83%
	Capital Markets - 4.76%
10,100	Artio Global Investments, Inc.	$158,974
17,500	Epoch Holding Corp.	214,725
13,800	SWS Group, Inc.	131,100
9,500	Arlington Asset Investment Corp.	178,885
		683,684
	Chemicals - 5.47%
6,500	Arch Chemicals, Inc.	199,810
7,450	Balchem Corp.	186,250
6,200	Hawkins, Inc.	149,296
6,300	RPM International, Inc.	112,392
3,100	Scotts Miracle-Gro Co.	137,671
		785,419
	Commercial Banks - 4.95%
7,700	BancorpSouth, Inc.	137,676
11,700	FirstMerit Corp.	200,421
15,200	Glacier Bancorp, Inc.	222,984
2,900	Iberiabank Corp.	149,292
		710,373
	Commercial Services & Supplies - 0.98%
7,500	Deluxe Corp.	140,625
	Communications Equipment - 2.46%
8,500	Adtran, Inc.	231,795
11,600	Communications Systems, Inc.	120,872
		352,667
	Consumer Finance - 1.43%
6,000	Cash America International, Inc.	205,620
	Containers & Packaging - 2.20%
4,500	Bemis, Inc.	121,500
3,900	Rock-Tenn Co.	193,713
		315,213
	Electric Utilities - 3.78%
5,700	Allete, Inc.	195,168
3,900	ITC Holdings Corp.	206,349
6,500	Westar Energy, Inc.	140,465
		541,982
	Electrical Equipment - 1.01%
2,600	Regal Beloit Corp.	145,028
	Electronic Equipment, Instruments & Components - 1.15%
5,700	MTS Systems Corp.	165,300
	Energy Equipment & Services - 2.70%
3,100	Carbo Ceramics, Inc.	223,789
4,200	Lufkin Industries, Inc.	163,758
		387,547
	Food & Staples Retailing - 1.07%
6,600	PriceSmart, Inc.	153,318
	Food Products - 2.20%
17,100	B & G Foods, Inc.	184,338
4,100	Cal Maine Foods, Inc.	130,913
		315,251
	Gas Utilities - 1.53%
5,100	South Jersey Industries, Inc.	219,096

	Health Care Equipment & Supplies - 3.77%
10,600	Cantel Medical Corp.	177,020
7,500	Hill-Rom Holdings, Inc.	228,225
8,000	Meridian Bioscience, Inc.	136,000
		541,245
	Health Care Providers & Services - 0.83%
4,200	Owens & Minor, Inc.	119,196
	Hotels, Restaurants & Leisure - 1.62%
14,300	Marcus Corp.	135,278
4,800	Wyndham Worldwide Corp.	96,672
		231,950
	Insurance - 7.57%
7,800	Arthur J. Gallagher & Co.	190,164
13,700	Eastern Insurance Holdings, Inc.	145,494
3,100	Hanover Insurance Group, Inc.	134,850
27,200	Meadowbrook Insurance Group, Inc.	234,736
12,700	Protective Life Corp.	271,653
2,400	Reinsurance Group of America, Inc.	109,704
		1,086,601
	IT Services - 0.80%
8,500	Total System Services, Inc.	115,600
	Machinery - 9.47%
29,500	Federal Signal Corp.	178,180
3,500	Harsco Corp.	82,250
9,600	John Bean Technologies Corp.	146,400
4,000	Snap-On, Inc.	163,640
7,100	Tennant Co.	240,122
4,600	Timken Co.	119,554
22,400	Titan International, Inc.	223,328
11,600	Trinity Industries, Inc.	205,552
		1,359,026
	Media - 3.11%
10,000	Arbitron, Inc.	256,300
12,200	World Wrestling Entertainment, Inc.	189,832
		446,132
	Multiline Retail - 0.73%
4,900	Dillards, Inc.	105,350
	Multi-Utilities - 2.35%
8,000	Northwestern Corp.	209,600
3,500	OGE Energy Corp.	127,960
		337,560
	Oil, Gas & Consumable Fuels - 3.63%
6,300	Berry Petroleum Co.	162,036
6,800	Nordic American Tanker Shipping Ltd.	191,012
6,500	World Fuel Services, Corp.	168,610
		521,658
	Paper & Forest Products - 1.58%
12,400	Neenah Paper, Inc.	226,920
	Pharmaceuticals - 0.95%
2,300	Perrigo Co.	135,861
	Professional Services - 1.71%
23,800	Diamond Management & Technology Consultants, Inc.	245,378
	Real Estate Investment Trusts (REITs) - 6.19%
7,100	American Campus Communities, Inc.	193,759
3,900	Equity Lifestyle Properties, Inc.	188,097
6,800	Healthcare Realty Trust, Inc.	149,396
16,100	Medical Properties Trust, Inc.	151,984
12,600	Walter Investment Management Corp.	206,010
		889,246

	Software - 0.96%
5,800	Jack Henry & Associates, Inc.	138,504
	Specialty Retail - 3.49%
11,350	Aaron's, Inc.	147,550
11,500	Foot Locker, Inc.	145,130
3,700	PetSmart, Inc.	111,629
9,000	Stage Stores, Inc.	96,120
		500,429
	Textiles, Apparel & Luxury Goods - 1.14%
14,800	R.G. Barry Corp.	163,244
	Thrifts & Mortgage Finance - 4.66%
16,600	Beneficial Mutual Bancorp, Inc. (a)	164,008
17,500	Northwest Bancshares, Inc.	200,725
700	Oritani Financial Corp.	7,000
8,100	Territorial Bancorp, Inc.	153,495
17,200	Westfield Financial, Inc.	143,276
		668,504
	Trading Companies & Distributors - 4.37%
8,200	Kaman Corp.	181,384
3,500	MSC Industrial Direct Co.	177,310
11,100	Textainer Group Holdings Ltd.	267,954
		626,648
	Water Utilities - 1.21%
9,800	Aqua America, Inc.	173,264
	Total Common Stocks (Cost $13,321,146)	$13,753,439

	EXCHANGE TRADED FUNDS - 2.70%
	Funds, Trusts & Other Financial Vehicles - 2.70%
6,800	iShares Russell 2000 Value Index Fund	$387,872
	Total Exchange Traded Funds (Cost $417,666)	$387,872

	SHORT TERM INVESTMENTS - 1.19%
	Money Market Funds - 1.19%
170,529	Fidelity Government Portfolio, 0.040%	$170,529
	Total Short Term Investment (Cost $170,529)	$170,529

	Total Investments (Cost $13,909,341) - 99.72%	$14,311,840
	Other Assets in Excess of Liabilities - 0.28%	39,699
	TOTAL NET ASSETS - 100.00%	$14,351,539

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Alternative Value Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 82.98%
	Beverages - 1.37%
9,500	Dr. Pepper Snapple Group, Inc.	$355,205
	Building Products - 0.92%
8,000	Owens Corning (a)	239,280
	Capital Markets - 4.25%
20,750	Epoch Holding Corp.	254,602
10,550	Invesco Ltd.	177,557
9,500	Legg Mason, Inc.	266,285
30,000	Pzena Investment Management, Inc. (a)	191,100
20,000	Safeguard Scientifics, Inc. (a)	211,200
		1,100,744
	Chemicals - 4.26%
5,500	Arch Chemicals, Inc.	169,070
6,450	Ashland, Inc.	299,409
14,000	Solutia, Inc. (a)	183,400
9,000	W.R. Grace & Co. (a)	189,360
15,000	Zep, Inc.	261,600
		1,102,839
	Commercial Banks - 0.72%
5,500	CIT Group, Inc. (a)	186,230
	Computers & Peripherals - 1.70%
17,500	NCR Corp. (a)	212,100
7,500	Teradata Corp. (a)	228,600
		440,700
	Construction & Engineering - 3.04%
8,000	AECOM Technology Corp. (a)	184,480
11,600	Chicago Bridge & Iron Co. (a)	218,196
8,500	Foster Wheeler AG (a)	179,010
6,000	Shaw Group, Inc. (a)	205,320
		787,006
	Construction Materials - 0.68%
6,000	Texas Industries, Inc.	177,240
	Consumer Finance - 0.81%
15,000	Discover Financial Services	209,700
	Containers & Packaging - 2.33%
7,050	Bemis, Inc.	190,350
20,000	Temple-Inland, Inc.	413,400
		603,750
	Diversified Financial Services - 1.76%
700	CME Group, Inc.	197,085
13,550	PHH Corp. (a)	257,992
		455,077
	Electric Utilities - 0.82%
4,000	ITC Holdings Corp.	211,640
	Electrical Equipment - 1.41%
5,000	Acuity Brands, Inc.	181,900
5,250	Thomas & Betts Corp. (a)	182,175
		364,075
	Energy Equipment & Services - 2.41%
4,500	Dril-Quip, Inc. (a)	198,090
4,700	FMC Technologies, Inc. (a)	247,502
24,000	Willbros Group, Inc. (a)	177,600
		623,192

	Food Products - 1.58%
8,500	Flowers Foods, Inc.	207,655
3,700	Ralcorp Holdings, Inc. (a)	202,760
		410,415
	Gas Utilities - 0.80%
4,500	National Fuel Gas Co.	206,460
	Health Care Equipment & Supplies - 1.62%
8,750	Carefusion Corp. (a)	198,625
7,300	Hill-Rom Holdings, Inc.	222,139
		420,764
	Health Care Providers & Services - 3.19%
22,000	Accretive Health, Inc. (a)	291,060
10,850	AmerisourceBergen Corp.	344,487
13,000	Pharmerica Corp. (a)	190,580
		826,127
	Hotels, Restaurants & Leisure - 5.40%
70,300	Denny's Corp. (a)	182,780
6,000	DineEquity, Inc. (a)	167,520
9,550	Gaylord Entertainment Co. (a)	210,960
18,000	MGM Resorts International (a)	173,520
24,000	Orient-Express Hotels Ltd. (a)	177,600
5,000	Vail Resorts, Inc. (a)	174,550
15,450	Wyndham Worldwide Corp.	311,163
		1,398,093
	Household Durables - 2.87%
19,000	D.R. Horton, Inc.	186,770
8,500	Jarden Corp.	228,395
20,000	Pulte Group, Inc. (a)	165,600
10,000	Toll Brothers, Inc. (a)	163,600
		744,365
	Household Products - 1.52%
24,000	Cellu Tissue Holdings, Inc. (a)	186,480
16,000	Orchids Paper Products Co. (a)	208,000
		394,480
	Industrial Conglomerates - 0.87%
10,450	McDermott International, Inc. (a)	226,347
	Insurance - 2.17%
40,000	CNO Financial Group, Inc. (a)	198,000
15,000	Genworth Financial, Inc. (a)	196,050
6,750	HCC Insurance Holdings, Inc.	167,130
		561,180
	IT Services - 3.40%
12,000	Broadridge Financial Solutions, Inc.	228,600
21,000	Corelogic, Inc.	370,860
9,450	Wright Express Corp. (a)	280,665
		880,125
	Machinery - 11.21%
5,950	Bucyrus International, Inc.	282,327
38,000	Federal Signal Corp.	229,520
2,650	Flowserve Corp.	224,720
17,000	Greenbrier Companies, Inc. (a)	190,400
13,099	John Bean Technologies Corp.	199,760
5,250	Joy Global, Inc.	262,973
5,550	LB Foster Co. (a)	143,856
21,900	Manitowoc, Inc.	200,166
45,000	Mueller Water Products, Inc.	166,950
8,000	Tennant Co.	270,560
9,950	Terex Corp. (a)	186,463
7,000	Timken Co.	181,930
10,000	Trinity Industries, Inc.	177,200
4,700	Wabtec Corp.	187,483
		2,904,308

	Media - 1.39%
27,000	Belo Corp. (a)	153,630
10,500	Madison Square Garden, Inc. (a)	206,535
		360,165
	Metals & Mining - 1.85%
7,300	AMCOL International Corp.	171,550
5,050	Walter Energy, Inc.	307,292
		478,842
	Oil, Gas & Consumable Fuels - 5.46%
6,000	Continental Resources, Inc. (a)	267,720
15,750	Exco Resources, Inc.	230,107
16,000	Oasis Petroleum, Inc. (a)	232,000
14,750	Petrohawk Energy Corp. (a)	250,308
5,000	Range Resources Corp.	200,750
19,000	Resolute Energy Corp. (a)	232,560
		1,413,445
	Paper & Forest Products - 1.70%
5,000	Clearwater Paper Corp. (a)	273,800
4,000	Deltic Timber Corp.	167,200
		441,000
	Personal Products - 0.79%
6,000	NBTY, Inc. (a)	204,060
	Pharmaceuticals - 1.28%
5,600	Perrigo Co.	330,792
	Real Estate Investment Trusts (REITs) - 1.06%
16,720	Walter Investment Management Corp.	273,372
	Real Estate Management & Development - 0.83%
12,000	Forestar Group, Inc. (a)	215,520
	Road & Rail - 3.58%
3,500	Amerco (a)	192,675
5,850	Genesee & Wyoming, Inc. (a)	218,263
8,200	Kansas City Southern (a)	298,070
22,000	RailAmerica, Inc. (a)	218,240
		927,248
	Specialty Retail - 2.17%
15,000	Foot Locker, Inc.	189,300
6,550	PetSmart, Inc.	197,614
9,000	Radioshack Corp.	175,590
		562,504
	Thrifts & Mortgage Finance - 1.76%
14,000	Home Federal Bancorp, Inc.	176,820
26,000	MGIC Investment Corp. (a)	179,140
10,000	Oritani Financial Corp.	100,000
		455,960
	Total Common Stocks (Cost $25,537,990)	$21,492,250

	EXCHANGE TRADED FUNDS - 2.81%
	Banks - 0.71%
8,000	SPDR KBW Regional Banking ETF	$184,720
	Energy - 1.10%
5,750	Energy Select Sector SPDR Fund	285,660
	Consumer Durables & Apparel - 1.00%
18,000	SPDR S&P Homebuilders ETF	257,400
	Total Exchange Traded Funds (Cost $887,214)	$727,780

Contracts	WARRANTS - 1.15%
	Diversified Financial Services - 1.15%
17,500	Bank of America Corp.
	Expiration: January 16, 2019, Excercise Price: $13.30 (a)	$133,875
13,000	JPMorgan Chase & Co.
	Expiration: October 28, 2018, Excercise Price: $42.42 (a)	164,320
		298,195
	Total Warrants (Cost $382,450)	$298,195

Shares	SHORT TERM INVESTMENTS - 0.54%
	Money Market Funds - 0.54%
140,446	Fidelity Government Portfolio, 0.040%	$140,446
	Total Short Term Investments (Cost $140,446)	$140,446

	Total Investments (Cost $26,948,100) - 87.48%	$22,658,671
	Other Assets in Excess of Liabilities - 12.52%	3,242,709
	TOTAL NET ASSETS - 100.00%	$25,901,380

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.

The accompanying notes are an integral part of these Schedule of Investments.

Schedule of Open Futures Contracts

Cumulative Appreciation (Depreciation)
Number of Contracts Purchased / (Sold)		Settlement Month	Principal Amount
	Description			Value
(105)	Russell 2000 Index Mini Futures	September 2010	$ 6,675,361	$ 6,381,900	$ 293,461
(299)	S&P 500 Index Mini Futures	September 2010	15,624,677	15,347,670	277,007
$ 570,468

Keeley Funds, Inc.
Notes to Schedule of Investments
June 30, 2010 (Unaudited)

1)  Securities Lending

The series of Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, an amount at least equal to 100% of the market value of the loaned securities.  As of June 30, 2010, only KEELEY Small Cap Value Fund (“KSCVF”) had securities on loan and those loaned securities had a market value of $76,096,907 and KSCVF received cash collateral for the loan of $81,506,305.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2009 through June 30, 2010.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value
Issuer Name	At October 1, 2009	Additions	Reductions	At June 30, 2010	Income	At June 30, 2010
AMCOL International Corp. (1)	1,785,000	-	(247,500)	1,537,500	$ 873,000	$ 36,131,250
Ampco-Pittsburgh Corp.	1,000,000	-	-	1,000,000	540,000	20,830,000
Arch Chemicals, Inc. (1)	1,275,000	-	(362,600)	912,400	668,980	28,047,176
AZZ, Inc.	1,010,000	-	(62,500)	947,500	498,750	34,839,575
Brush Engineered Materials, Inc.	1,205,000	-	(12,500)	1,192,500	-	23,826,150
Carmike Cinemas, Inc. (1)	1,226,842	-	(1,226,842)	-	-	-
CIRCOR International, Inc.	1,120,000	-	(40,000)	1,080,000	124,781	27,626,400
Colfax Corp.	2,460,000	-	-	2,460,000	-	25,608,600
Denny's Corp.	5,710,000	315,000	-	6,025,000	-	15,665,000
DineEquity, Inc.	905,000	15,000	(6,500)	913,500	-	25,504,920
EnPro Industries, Inc.	1,175,000	-	(27,500)	1,147,500	-	32,302,125
Federal Signal Corp. (1)	2,870,000	125,800	-	2,995,800	524,148	18,094,632
Gamco Investors, Inc.	368,000	-	-	368,000	769,120	13,689,600
Greenbrier Companies, Inc.	1,960,000	35,000	(5,000)	1,990,000	-	22,288,000
Haynes International, Inc.	760,000	-	(15,000)	745,000	452,500	22,968,350
Home Federal Bancorp, Inc.	1,091,500	-	-	1,091,500	180,098	13,785,645
Integrated Electrical Services, Inc. (1)	818,000	-	(818,000)	-	-	-
Koppers Holdings, Inc.	1,440,000	-	(65,000)	1,375,000	935,000	30,910,000
LB Foster Co.	1,042,500	-	(6,000)	1,036,500	-	26,866,080
Ladish, Inc. (1)	1,345,000	-	(712,500)	632,500	-	14,370,400
Layne Christensen Co.	1,500,000	-	(75,000)	1,425,000	-	34,584,750
Maidenform Brands, Inc.	2,540,000	-	(772,500)	1,767,500	-	35,986,300
Marcus Corp.	2,150,000	45,000	-	2,195,000	552,075	20,764,700
Midas, Inc.	1,515,000	32,500	-	1,547,500	-	11,869,325
Natural Gas Services Group, Inc.	1,755,000	-	(172,500)	1,582,500	-	23,943,225
Neenah Paper, Inc.	1,290,000	-	(69,600)	1,220,400	386,250	22,333,320
Pharmerica Corp.	2,295,000	-	(170,000)	2,125,000	-	31,152,500
Quanex Building Products Corp.	2,000,000	-	(35,000)	1,965,000	199,400	33,974,850

RBC Bearings, Inc.	1,375,000	-	(65,000)	1,310,000	-	37,976,900
Robbins & Myers, Inc. (1)	1,815,000	-	(312,500)	1,502,500	207,063	32,664,350
Stage Stores, Inc. (1)	1,945,000	-	(1,530,600)	414,400	177,250	4,425,792
Sun Hydraulics, Inc.	970,000	-	(15,000)	955,000	259,425	22,404,300
Tennant Co.	1,530,000	-	(160,000)	1,370,000	624,400	46,333,400
Titan International, Inc.	2,025,000	92,500	-	2,117,500	31,163	21,111,475
Universal Stainless & Alloy Products, Inc.	735,000	-	(2,500)	732,500	-	11,712,675
Walter Investment Management Corp. (1)	1,005,000	35,000	(5,000)	1,035,000	1,550,000	16,922,250
Watts Water Technologies, Inc. - Class A (1)	1,515,000	-	(235,000)	1,280,000	477,675	36,684,800
Westfield Financial, Inc.	1,810,000	-	(15,000)	1,795,000	807,750	14,952,350
Zep, Inc.	1,215,000	19,500	-	1,234,500	145,880	21,529,680
					$ 10,984,708	$ 914,680,845

(1)Issuer was not an affiliate as of June 30, 2010.

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Funds’ investments.  These inputs are summarized in the following three broad categories:

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

KEELEY Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Industrials	$ 1,343,644,444	$ -	$ -	$ 1,343,644,444
Financials	656,914,772	-	-	656,914,772
Materials	419,956,521	-	-	419,956,521
Energy	380,248,910	-	-	380,248,910
Consumer Discretionary	358,120,507	-	-	358,120,507
Consumer Staples	228,578,440	-	-	228,578,440
Health Care	207,718,775	-	-	207,718,775
Utilities	96,792,350	-	-	96,792,350
Information Technology	82,110,350	-	-	82,110,350
Total Equity	$ 3,774,085,069	$ -	$ -	$ 3,774,085,069

Short-Term Investments	$ 4,620,976	$ 76,886,000	$ -	$ 81,506,976

Total Investments in Securities	$ 3,778,706,045	$ 76,886,000	$ -	$ 3,855,592,045

KEELEY Small Div Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Financials	$ 4,631,900	$ -	$ -	$ 4,631,900
Industrials	2,516,705	-	-	2,516,705
Consumer Discretionary	1,447,105	-	-	1,447,105
Materials	1,327,552	-	-	1,327,552
Utilities	1,271,902	-	-	1,271,902
Energy	909,205	-	-	909,205
Health Care	796,302	-	-	796,302
Information Technology	772,071	-	-	772,071
Consumer Staples	468,569	-	-	468,569
Total Equity	$ 14,141,311	$ -	$ -	$ 14,141,311

Short-Term Investments	$ 170,529	$ -	$ -	$ 170,529

Total Investments in Securities	$ 14,311,840	$ -	$ -	$ 14,311,840

KEELEY Small-Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Industrials	$ 18,405,531	$ -	$ -	$ 18,405,531
Financials	15,006,180	-	-	15,006,180
Consumer Discretionary	10,532,760	-	-	10,532,760
Materials	8,193,260	-	-	8,193,260
Energy	6,714,210	-	-	6,714,210
Health Care	4,782,060	-	-	4,782,060
Information Technology	3,603,755	-	-	3,603,755
Consumer Staples	2,761,005	-	-	2,761,005
Utilities	2,421,015	-	-	2,421,015
Total Equity	$ 72,419,776	$ -	$ -	$ 72,419,776

Warrants	$ 1,447,230	$ -	$ -	$ 1,447,230

Short-Term Investments	$ 468,163	$ -	$ -	$ 468,163

Total Investments in Securities	$ 74,335,169	$ -	$ -	$ 74,335,169

KEELEY Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Financials	$ 14,319,418	$ -	$ -	$ 14,319,418
Industrials	8,279,385	-	-	8,279,385
Consumer Discretionary	7,473,199	-	-	7,473,199
Utilities	6,092,634	-	-	6,092,634
Health Care	5,286,455	-	-	5,286,455
Energy	4,967,260	-	-	4,967,260
Information Technology	4,777,519	-	-	4,777,519
Materials	4,694,258	-	-	4,694,258
Consumer Staples	3,378,045	-	-	3,378,045
Total Equity	$ 59,268,173	$ -	$ -	$ 59,268,173

Short-Term Investments	$ 173	$ -	$ -	$ 173

Total Investments in Securities	$ 59,268,346	$ -	$ -	$ 59,268,346

KEELEY All Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Industrials	$ 15,385,995	$ -	$ -	$ 15,385,995
Financials	10,993,670	-	-	10,993,670
Consumer Discretionary	10,256,230	-	-	10,256,230
Materials	9,042,030	-	-	9,042,030
Energy	6,682,140	-	-	6,682,140
Health Care	6,061,715	-	-	6,061,715
Information Technology	4,089,580	-	-	4,089,580
Consumer Staples	3,553,820	-	-	3,553,820
Utilities	1,375,480	-	-	1,375,480
Total Equity	$ 67,440,660	$ -	$ -	$ 67,440,660

Warrants	$ 1,485,150	$ -	$ -	$ 1,485,150

Short-Term Investments	$ 41	$ -	$ -	$ 41

Total Investments in Securities	$ 68,925,851	$ -	$ -	$ 68,925,851

KEELEY Alternative Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Industrials	$ 5,448,264	$ -	$ -	$ 5,448,264
Financials	4,185,563	-	-	4,185,563
Consumer Discretionary	3,065,126	-	-	3,065,126
Materials	2,803,671	-	-	2,803,671
Energy	2,036,637	-	-	2,036,637
Health Care	1,577,684	-	-	1,577,684
Consumer Staples	1,364,160	-	-	1,364,160
Information Technology	1,320,825	-	-	1,320,825
Utilities	418,100	-	-	418,100
Total Equity	$ 22,220,030	$ -	$ -	$ 22,220,030

Warrants	$ 298,195	$ -	$ -	$ 298,195

Short-Term Investments	$ 140,446	$ -	$ -	$ 140,446

Total Investments in Securities	$ 22,658,671	$ -	$ -	$ 22,658,671

Other Financial Instruments*
Futures	$ 570,468	$ -	$ -	$ 570,468

* Other financial instrument are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument while written options are valued at market value.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY All Cap Value Fund	KEELEY Small- Mid Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$ 4,171,524,441	$ 52,516,267	$ 65,580,234	$ 72,838,131	$ 13,909,341	$ 26,948,100

Gross unrealized appreciation on investments	524,972,396	9,801,284	11,018,298	8,269,747	1,044,111	218,687
Gross unrealized depreciation on investments	(840,904,792)	(3,049,205)	(7,672,681)	(6,772,709)	(641,612)	(4,508,116)
Gross unrealized appreciation on futures	-	-	-	-	-	570,468
Gross unrealized depreciation on futures	-	-	-	-	-	-
Net unrealized appreciation/(depreciation)	$ (315,932,396)	$ 6,752,079	$ 3,345,617	$ 1,497,038	$ 402,499	$ (3,718,961)

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Futures Contracts - The Funds may enter into futures contracts to the extent permitted by its investment polices and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of their portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged.  In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. The KEELEY Small Cap Value Fund, KEELEY Small Cap Dividend Value Fund, KEELEY Small-Mid Cap Value Fund, KEELEY Mid Cap Value Fund, and KEELEY All Cap Value Fund did not enter into any futures contracts during the period ended June 30, 2010.  However, the KEELEY Alternative Value Fund had an average monthly short notional amount of $12,947,507 for the period ended June 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title)              /s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Date          August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ John L. Keeley, Jr
John L. Keeley, Jr., President

Date           August 20, 2010

By (Signature and Title)*            /s/ Robert Kurinsky
Robert Kurinsky, Treasurer

Date           August 20, 2010

* Print the name and title of each signing officer under his or her signature.